Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Cash collateral - netted
Cash collateral paid	SFr 13,707	SFr 14,881	SFr 17,869
Cash collateral received	10,522	10,027	12,056
Cash collateral - not netted
Cash collateral paid	9,674	9,262	7,659
Cash collateral received	5,065	SFr 5,016	5,533
Bank
Cash collateral - netted
Cash collateral paid	13,707		17,869
Cash collateral received	11,102		12,056
Cash collateral - not netted
Cash collateral paid	9,674		7,659
Cash collateral received	SFr 5,102		SFr 5,533